Nature of Operations and Basis of Presentation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 mi milliontonnesperyr unit item train	Dec. 31, 2019 mi milliontonnesperyr unit item train
Corpus Christi Pipeline [Member]
Nature of Operations and Basis of Presentation [Line Items]
Length Of Natural Gas Pipeline | mi	23	23
Corpus Christi LNG Terminal [Member]
Nature of Operations and Basis of Presentation [Line Items]
Number of Liquefaction LNG Trains Operating	2	2
Number of Liquefaction LNG Trains Constructing	1	1
Total Production Capability | milliontonnesperyr	15	15
Number of LNG Storage Tanks | unit	3	3
Number of Marine Berths | item	2	2